Trade accounts and other receivables from unrelated parties (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 3,471,213		€ 3,574,270
Other receivables	€ 232,844		198,548
Collection period for trade accounts receivable from unrelated parties	1 year
Trade accounts receivable included in other non-current financial assets	€ 122,573		141,763
Finance lease receivables due period	5 years
Receivables assigned to institutional investors under Accounts Receivable Facility	€ 1,364,988	$ 1,508,312	1,339,838	$ 1,429,071
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	259,743		254,750
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	3,733,067		3,742,951
thereof finance lease receivables	69,291		72,853
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	439,379		378,831
Allowances/Expected credit losses
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	(261,854)		(168,681)
Allowances/Expected credit losses | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ (179,636)		€ (124,081)